Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Schedule of components of income tax benefit /(expense)

EURm	2024	2023	2022
Current tax expense	(439)	(429)	(421)
Deferred tax benefit/(expense)	59	(391)	2 454
Total	(380)	(820)	2 033

Schedule of the income tax expense reconciliation	Reconciliation of the difference between income tax computed at the statutory rate in Finland of
20% and income tax recognized in the income statement:

EURm	2024	2023	2022
Income tax expense at statutory rate	(418)	(294)	(434)
Permanent differences	149	146	76
Non-creditable withholding taxes	(44)	(38)	(66)
Income taxes for prior years	10	23	2
Effect of different tax rates of subsidiaries operating in other jurisdictions	(46)	(143)	(66)
Effect of deferred tax assets not recognized(1)	(44)	(533)	(99)
Benefit arising from previously unrecognized deferred tax assets(2)	81	25	2 646
Net (increase)/decrease in uncertain tax positions	(29)	(15)	9
Change in income tax rates	(27)	32	24
Income taxes on undistributed earnings	(12)	(23)	(59)
Total	(380)	(820)	2 033
(1)In 2023, includes a remeasurement of deferred tax assets related to internal operating model change.
(2)In 2022, includes a re-recognition of deferred tax assets related to Finland.

Schedule of the net deferred tax balance and movements	Deferred tax assets and liabilities relate to the following:

	2024			2023
	Deferred	Deferred	Net	Deferred	Deferred	Net
EURm	tax assets	tax liabilities	balance	tax assets	tax liabilities	balance
Tax losses carried forward and unused tax credits	1 019	—		1 062	—
Undistributed earnings	—	(213)		—	(215)
Intangible assets and property, plant and equipment	2 957	(152)		2 962	(312)
Right-of-use assets	—	(131)		—	(177)
Defined benefit pension assets	—	(2 106)		—	(1 913)
Other non-current assets	24	(17)		83	(37)
Inventories	148	(12)		185	(18)
Other current assets	160	(69)		221	(93)
Lease liabilities	137	—		156	—
Defined benefit pension and other post-employment liabilities	917	—		991	—
Other non-current liabilities	8	—		14	(1)
Provisions	254	(75)		245	(138)
Other current liabilities	287	(106)		301	(184)
Other temporary differences	34	(27)		33	(17)
Total before netting	5 945	(2 908)	3 037	6 253	(3 105)	3 148
Netting of deferred tax assets and liabilities	(2 346)	2 346	—	(2 380)	2 380	—
Total after netting	3 599	(562)	3 037	3 873	(725)	3 148
In 2023, Nokia recognized a deferred tax expense and a decrease in deferred tax assets of
EUR 0.4 billion due to an internal transaction related to an operating model change that led to a remeasurement of deferred tax assets in Finland and the United States.
Nokia has undistributed earnings of EUR 377 million (EUR 356 million in 2023) for which a deferred tax liability has not been recognized as these earnings will not be distributed in the foreseeable future.
Movements in the net deferred tax balance during the year:

EURm	2024	2023	2022
1 January	3 148	3 502	990
Recognized in income statement, continuing operations	59	(391)	2 454
Recognized in income statement, discontinued operations	—	(3)	(2)
Recognized in other comprehensive income	(77)	51	56
Acquisitions through business combinations	2	—	—
Disposals	(75)	—	—
Other	—	(3)	2
Translation differences	(20)	(8)	2
31 December	3 037	3 148	3 502

Schedule of temporary differences, tax losses carried forward, tax credits and expiry	mount of temporary differences, tax losses carried forward and tax credits for which no deferred tax asset was recognized due to uncertainty of utilization:

EURm	2024	2023
Temporary differences	1 810	1 743
Tax losses carried forward	19 770	19 482
Tax credits	273	344
Total	21 853	21 569
Expiry of tax losses carried forward and unused tax credits:

	2024			2023
EURm	Recognized	Unrecognized	Total	Recognized	Unrecognized	Total
Tax losses carried forward
Within 10 years	1 356	1 022	2 378	1 375	1 025	2 400
Thereafter	74	—	74	17	—	17
No expiry	1 972	18 748	20 720	2 229	18 457	20 686
Total	3 402	19 770	23 172	3 621	19 482	23 103
Tax credits
Within 10 years	126	254	380	143	329	472
Thereafter	45	4	49	48	1	49
No expiry	153	15	168	154	14	168
Total	324	273	597	345	344	689

Income tax related to other comprehensive income items

	2024			2023			2022
EURm	Gross	Tax	Net	Gross	Tax	Net	Gross	Tax	Net
Remeasurements of defined benefit plans	408	(85)	323	(343)	61	(282)	(424)	77	(347)
Translation differences	537	8	545	(535)	7	(528)	710	1	711
Net investment hedges	(40)	8	(32)	135	(27)	108	(127)	(20)	(147)
Cash flow and other hedges	21	(3)	18	(61)	10	(51)	83	(15)	68
Financial assets at fair value through other comprehensive income	19	(5)	14	10	—	10	(46)	13	(33)
Other increase/(decrease), net	3	—	3	(4)	—	(4)	(3)	—	(3)
Total	948	(77)	871	(798)	51	(747)	193	56	249